Consolidated Balance Sheets (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.08	$ 0.08
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	2,031,394	776,255
Ordinary shares, shares outstanding	2,031,394	776,255